Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues
LNG revenues	$ 492	$ 0
LNG revenues—affiliate	331	0
Regasification revenues	67	65
Regasification revenues—affiliate	1	2
Total revenues	891	67
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	513	4
Operating and maintenance expense	50	18
Operating and maintenance expense—affiliate	18	11
General and administrative expense	3	3
General and administrative expense—affiliate	22	22
Depreciation and amortization expense	66	19
Total operating costs and expenses	672	77
Income (loss) from operations	219	(10)
Other expense
Interest expense, net of capitalized interest	(130)	(43)
Loss on early extinguishment of debt	(42)	(1)
Derivative loss, net	0	(21)
Total other expense	(172)	(65)
Net income (loss)	$ 47	$ (75)
Basic and diluted net loss per common unit	$ (0.80)	$ (0.08)
Weighted average number of common units outstanding used for basic and diluted net loss per common unit calculation	57.1	57.1